Loans payable - Future Minimum Payment (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Maturities of Long-term Debt [Abstract]
2018	$ 2,333
2019	2,334
2020	5,195
2021	0
2022	4,128
Thereafter	902
Long-term Debt, Total	$ 14,892